Quarterly Report
March 31, 2023
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	975	$51,071
Tradeweb Markets, Inc.	6,370	503,357
		$554,428
Business Services – 12.8%
Accenture PLC, “A”	9,388	$2,683,184
Endava PLC, ADR (a)	9,911	665,821
Equifax, Inc.	2,698	547,262
Factset Research Systems, Inc.	604	250,714
Fidelity National Information Services, Inc.	12,402	673,801
FleetCor Technologies, Inc. (a)	6,803	1,434,412
Global Payments, Inc.	10,478	1,102,706
Morningstar, Inc.	1,808	367,078
MSCI, Inc.	1,550	867,520
PayPal Holdings, Inc. (a)	19,763	1,500,802
TaskUs, Inc., “A” (a)	11,302	163,201
Thoughtworks Holding, Inc. (a)	48,640	357,990
TransUnion	4,578	284,477
Verisk Analytics, Inc., “A”	5,185	994,794
WEX, Inc. (a)	12,158	2,235,735
		$14,129,497
Cable TV – 0.5%
Charter Communications, Inc., “A” (a)	1,626	$581,474
Computer Software – 27.4%
Activision Blizzard, Inc.	10,085	$863,175
Adobe Systems, Inc. (a)	7,799	3,005,501
Atlassian Corp. (a)	2,852	488,177
Black Knight, Inc. (a)	17,925	1,031,763
Dun & Bradstreet Holdings, Inc.	47,643	559,329
Freshworks, Inc, “A” (a)	6,738	103,496
Intuit, Inc.	6,567	2,927,765
Microsoft Corp. (s)	52,487	15,132,002
Mobileye Global, Inc., “A” (a)	19,755	854,799
Palo Alto Networks, Inc. (a)	6,031	1,204,632
Paycor HCM, Inc. (a)	12,842	340,570
RAKUS Co. Ltd.	13,100	190,062
RingCentral, Inc. (a)	9,472	290,506
Salesforce, Inc. (a)	13,949	2,786,731
Topicus.com, Inc. (a)	7,983	570,476
		$30,348,984
Computer Software - Systems – 8.7%
Apple, Inc. (s)	3,001	$494,865
Arista Networks, Inc. (a)	4,937	828,725
Constellation Software, Inc.	757	1,423,210
Descartes Systems Group, Inc. (a)	13,067	1,054,642
Hitachi Ltd.	28,900	1,588,547
HubSpot, Inc. (a)	1,774	760,602
Nuvei Corp. (a)	6,202	269,942
Q2 Holdings, Inc. (a)	7,930	195,237
ServiceNow, Inc. (a)	4,241	1,970,878
Shopify, Inc. (a)	21,210	1,016,807
		$9,603,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 3.2%
Booking Holdings, Inc. (a)	1,312	$3,479,962
Electrical Equipment – 1.2%
Amphenol Corp., “A”	15,671	$1,280,634
Electronics – 7.8%
Advanced Micro Devices (a)(s)	8,350	$818,384
KLA Corp.	3,473	1,386,317
Lam Research Corp.	789	418,265
Marvell Technology, Inc.	33,424	1,447,259
NVIDIA Corp.	16,559	4,599,594
		$ 8,669,819
Energy - Renewables – 0.4%
Enphase Energy, Inc. (a)	1,818	$382,289
Insurance – 3.0%
Aon PLC	4,167	$1,313,813
Arthur J. Gallagher & Co.	10,638	2,035,156
		$ 3,348,969
Internet – 12.7%
Alphabet, Inc., “A” (a)(s)	99,022	$10,271,552
Gartner, Inc. (a)	3,038	989,689
Meta Platforms, Inc., “A” (a)	8,939	1,894,532
Pinterest, Inc. (a)	8,170	222,796
Tencent Holdings Ltd.	14,800	723,177
		$ 14,101,746
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	8,749	$1,043,756
Other Banks & Diversified Financials – 8.6%
Mastercard, Inc., “A”	17,300	$6,286,993
S&P Global, Inc.	2,012	693,677
Visa, Inc., “A”	11,415	2,573,626
		$ 9,554,296
Specialty Stores – 8.9%
Amazon.com, Inc. (a)(s)	94,815	$9,793,441
Total Common Stocks		$106,872,750
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.56% (v)	3,664,941	$3,665,674
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Special Products & Services – 0.1%
Invesco QQQ Trust Series I – June 2023 @ $295	Put	Exchange Traded	$ 4,878,136	152	$74,936
Other Assets, Less Liabilities – 0.0%	52,221
Net Assets – 100.0%	$110,665,581
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,665,674 and $106,947,686, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At March 31, 2023, the fund had cash collateral of $11,429 and other liquid securities with an aggregate value of $443,399 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$98,590,203	$—	$—	$98,590,203
Canada	4,335,077	—	—	4,335,077
Japan	—	1,778,609	—	1,778,609
Israel	854,799	—	—	854,799
China	—	723,177	—	723,177
United Kingdom	665,821	—	—	665,821
Mutual Funds	3,665,674	—	—	3,665,674
Total	$108,111,574	$2,501,786	$—	$110,613,360
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,212,811	$5,360,041	$5,907,015	$259	$(422)	$3,665,674
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$46,487	$—